Clough Select Equity ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Banking - 5.2%
ICICI Bank Ltd. - ADR	18,558	$540,223
NU Holdings Ltd. - Class A (a)	40,323	489,118
		1,029,341

Consumer Discretionary Products - 2.8%
Champion Homes, Inc. (a)	6,740	549,377

Consumer Discretionary Services - 7.9%
Arcos Dorados Holdings, Inc. - Class A	50,339	486,275
OneSpaWorld Holdings Ltd. (a)	33,702	542,265
Service Corp. International	6,566	524,689
		1,553,229

Consumer Staple Products - 2.5%
BRC, Inc. - Class A (a)	85,539	488,428

Health Care - 5.6%
Humacyte, Inc. (a)	64,807	613,074
TransMedics Group, Inc. (a)	3,480	495,065
		1,108,139

Industrial Products - 10.8%
Blue Bird Corp. (a)	11,046	575,718
Chart Industries, Inc. (a)	3,256	524,477
Embraer SA - ADR (a)	16,868	523,920
TransDigm Group, Inc.	384	496,980
		2,121,095

Industrial Services - 5.4%
Rollins, Inc.	9,100	435,981
Sterling Construction Co., Inc. (a)	5,284	614,846
		1,050,827

Materials - 6.1%
Agnico Eagle Mines Ltd.	7,759	598,762
Kinross Gold Corp.	66,883	605,960
		1,204,722

Media - 7.3%
Magnite, Inc. (a)	32,630	474,440
MakeMyTrip Ltd. (a)	5,499	514,651
Reddit, Inc. - Class A (a)	7,248	441,041
		1,430,132

Oil & Gas - 13.2%
Cheniere Energy, Inc.	3,591	655,860
Chesapeake Energy Corp.	5,676	433,249
Helix Energy Solutions Group, Inc. (a)	42,678	503,601
Select Water Solutions, Inc.	44,887	530,564
Transocean Ltd. (a)	80,241	464,596
		2,587,870

Retail & Wholesale - Discretionary - 2.2%
MercadoLibre, Inc. (a)	264	440,590

Software & Tech Services - 7.4%
ICF International, Inc.	2,960	435,416
Microsoft Corp.	1,163	486,541
Planet Labs PBC (a)	208,659	529,994
		1,451,951

Tech Hardware & Semiconductors - 17.9%
Aehr Test Systems (a)	30,984	584,668
Apple, Inc.	2,177	483,468
ASML Holding NV	539	504,881
Broadcom, Inc.	3,109	499,554
Dell Technologies, Inc. - Class C	4,175	474,614
KLA Corp.	599	493,019
Lam Research Corp.	524	482,730
		3,522,934
TOTAL COMMON STOCKS (Cost $16,690,304)		18,538,635

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)	1,149,146	1,149,146
TOTAL SHORT-TERM INVESTMENTS (Cost $1,149,146)		1,149,146

TOTAL INVESTMENTS - 100.2% (Cost $17,839,450)		19,687,781
Liabilities in Excess of Other Assets - (0.2)%		(44,912)
TOTAL NET ASSETS - 100.0%		$19,642,869

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Clough Select Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,538,635	$–	$–	$18,538,635
Money Market Funds	1,149,146	–	–	1,149,146
Total Investments	$19,687,781	$–	$–	$19,687,781

Refer to the Schedule of Investments for further disaggregation of investment categories.